INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses of Intangible Assets for Future Annual Periods) (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Estimated amortization expenses for each of the future annual periods
2019	¥ 4,598
2020	4,514
2021	3,569
2022	3,370
2023	3,316
Thereafter	18,217
Total	¥ 37,584